Document and Entity Information	6 Months Ended
Jun. 30, 2015 shares
Document And Entity Information
Entity Registrant Name	ASPIRITY HOLDINGS LLC
Entity Central Index Key	0001541354
Document Type	S-1/A
Document Period End Date	Jun. 30, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015
Amendment Description	S1-A1 with June 30, 2015 financials